Earnings per unit - Schedule of calculation of Earnings Per Share, Basic and Diluted Earnings Per Unit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Calculation Of Earnings Per Share Basic And Diluted Earnings Per Unit Abstract
Net income attributable to Parent Holdings Class A unitholders, basic	$ 11,103,226	$ 4,976,261
Net income attributable to Parent Holdings Class A unitholders, diluted	$ 11,103,226	$ 4,976,261
Weighted average Class A units outstanding, basic	190,942	189,924
Weighted average Class A units outstanding, diluted	190,942	189,924
Earnings per unit attributable to Class A unitholders, basic	$ 58.15	$ 26.2
Earnings per unit attributable to Class A unitholders, diluted	$ 58.15	$ 26.2